Segment Information	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Segment Information

16. Segment Information

The Company has two reportable segments: plastic injection molding and electronic products assembling. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The Company used to include the corporate expenses, which mainly comprised of directors’ remuneration, legal and professional expenses and corporate insurance expenses, in the segment of plastic injection. Commencing from this year, the corporate expenses are separately disclosed in the segment information for a more precise presentation of the financial performance of each segment.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended March 31, 2021, 2022 and 2023 are as follows:

	Year ended March 31,
	2021			2022			2023
	Net sales	Intersegment sales	Income (loss) before income tax	Net sales	Intersegment sales	Income (loss) before income tax	Net sales	Intersegment sales	Income (loss) before income tax

Segment:
Injection molded plastic parts	$20,325	$(461)	$6,025	$23,586	$(241)	$4,229	$15,838	$(221)	$(2,421)
Electronic products	45,022	-	3,992	62,635	-	5,233	61,720	-	6,147

Segment total	$65,347	$(461)	$10,017	$86,221	$(241)	$9,462	$77,558	$(221)	$3,726

Reconciliation to consolidated totals:
Sales eliminations	(461)	461	-	(241)	241	-	(221)	221	-
Corporate expenses			$(1,311)			$(1,395)			$(1,412)
Consolidated totals:
Net sales	$64,886	$-		$85,980	$-		$77,337	$-
Income before income taxes			$8,706			$8,067			$2,314

	Year ended March 31,
	2021		2022		2023
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$213	$-	$221	$-	$255	$-
Electronic products	22	-	24	-	27	-
Consolidated total	$235	$-	$245	$-	$282	$-

	Year ended March 31,
	2021			2022			2023
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$73,209	$269	$1,540	$74,373	$783	$1,402	$68,025	$166	$1,279
Electronic products	34,651	282	215	41,038	721	334	42,354	626	430

Consolidated Totals	$107,860	$551	$1,755	$115,411	$1,504	$1,736	$110,379	$792	$1,709

The breakdown of sales by destination is analyzed as follows:

	Year ended March 31,
	2021	2022	2023

Net sales
United States of America	$7,861	$10,460	$12,169
PRC	24,905	34,448	27,740
United Kingdom	3,259	6,736	9,108
Hong Kong	8,138	11,593	6,470
Europe	9,564	13,421	13,290
Canada	4,680	5,503	4,699
Others	6,479	3,819	3,861
Total net sales	$64,886	$85,980	$77,337

The location of the Company’s long-lived assets is as follows:

	March 31,
	2022	2023

Hong Kong and Macao	$99	$1
PRC	26,918	26,050
Total long-lived assets	$27,017	$26,051